FAIR VALUE MEASUREMENTS - Fair value measurement of the Group's assets and liabilities that are measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	¥ 153,326	¥ 94,552
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	729,674	228,698
Fair Value, Measurements, Recurring [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	153,326	94,552
Equity securities accounted for under alternative measurement	196,296
Fair Value, Measurements, Recurring [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	212,271
Fair Value, Measurements, Recurring [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	167,781	134,146
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	153,326	94,552
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	153,326	94,552
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	576,348	134,146
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	167,781	¥ 134,146
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities accounted for under alternative measurement	¥ 196,296